OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Other Current Assets

	December 31, 2010	December 31, 2011
Receivable from the Group’s executives and employees	46,262	46,361
VAT recoverable	70,010	136,303
Short-term investment	68,477	0
Tax recoverable	79	35,162
Others	52,345	77,179

	237,173	295,005